Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 64,975.98	Fees	UNITED STATES	State of Texas	Alta Mesa	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 2
	10,230.00	Fees	UNITED STATES	Government of the United States of America	Bootheel	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 3
	74,085.00	Fees	UNITED STATES	Government of the United States of America	Breccia Pipes	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 4
	2,640.00	Fees	UNITED STATES	Government of the United States of America	Brown - USC	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 5
	4,470.00	Fees	UNITED STATES	Government of the United States of America	Kaycee	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 6
	100.00	Fees	UNITED STATES	State of Texas	KVD	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 7
	6,060.00	Fees	UNITED STATES	Government of the United States of America	Moonshine	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 8
	16,995.00	Fees	UNITED STATES	Government of the United States of America	Nose Rock	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 9
	105,253.38	Fees	UNITED STATES	State of Texas	Rosita	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 10
	11,385.00	Fees	UNITED STATES	Government of the United States of America	Metamin-Other	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 11
	12,375.00	Fees	UNITED STATES	Government of the United States of America	West Largo	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 12
	103,620.00	Fees	UNITED STATES	Government of the United States of America	Gas Hills	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 13
	61,050.00	Fees	UNITED STATES	Government of the United States of America	Dewey-Burdock	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 14
	77,385.00	Fees	UNITED STATES	Government of the United States of America	Dewey-Terrace	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 15
	21,450.00	Fees	UNITED STATES	Government of the United States of America	Juniper Ridge	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 16
	20,790.00	Fees	UNITED STATES	Government of the United States of America	Shirely Basin	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 17
	5,610.00	Fees	UNITED STATES	Government of the United States of America	JB	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 18
	$ 5,610.00	Fees	UNITED STATES	Government of the United States of America	Ticaboo	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well